Future Minimum Lease Payments for Capital and Operating Leases (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Mainline
Capital Leases And Operating Leases [Line Items]
Number of assets subject to lease	49
Regional Carrier
Capital Leases And Operating Leases [Line Items]
Number of assets subject to lease	38
Nonoperating Aircraft
Capital Leases And Operating Leases [Line Items]
Number of assets subject to lease	25
Operating lease future payments	130
Minimum
Capital Leases And Operating Leases [Line Items]
Imputed interest rate	3.30%
Maximum
Capital Leases And Operating Leases [Line Items]
Imputed interest rate	20.00%